Significant accounting policies - Property and equipment (Details)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Days Allowed To Elapse For Full Refund	5 days
Computer equipment
Significant accounting policies
Depreciation rate, property, plant and equipment	30.00%
Office equipment
Significant accounting policies
Depreciation rate, property, plant and equipment	20.00%
Equipment
Significant accounting policies
Depreciation rate, property, plant and equipment	30.00%
Right-of-use asset
Significant accounting policies
Property and equipment estimated useful lives	5 years
Leasehold improvements
Significant accounting policies
Property and equipment estimated useful lives	5 years